Principal Accounting Policies - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 4,503	¥ 7,214